SHARE CAPITAL (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of share purchase warrants outstandin [Table Text Block]
	Exercise	Grant Date	March 31,
	Price	Fair Value	2025
Expiry Date	$	$	#
August 19, 2026	3.00	89,737	1,180,750

Disclosure of summary of warrants activity [Table Text Block]
	Year ended March 31, 2025
	Number	Weighted average exercise price
		$
Balance, beginning of year	-	-
Granted	1,180,750	3.00
Exercised	-	-
Expired	-	-
Balance, end of year	1,180,750	3.00

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Triera		The Company
	Mar 31, 2025	Mar 31, 2024	Mar 31, 2025	Mar 31, 2024
Expected dividend yield	0%	0%	0%	0%
Expected volatility	98% to 120%	98% to 120%	62% to 77%	70% to 90%
Expected forfeiture rate	0%	0%	7%	5%
Risk-free interest rate	4.50%	3.90%	4.0% to 4.5%	3.6% to 4.5%
Expected life	3 years	3 to 5 years	3 to 5 years	3 to 5 years

Disclosure of share-based payment reserve [Table Text Block]
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2025	2024
	$	$
Share-based compensation expense	1,529,934	1,786,453

Disclosure of stock option and share-based payment activity [Table Text Block]
	Year ended		Year ended
	March 31, 2025		March 31, 2024
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
		$		$

Balance, beginning of year	7,098,334	2.37	8,673,334	2.03
Granted	2,000,000	1.52	1,250,000	2.03
Exercised	(1,700,000)	0.45	(2,000,000)	0.54
Expired	(1,275,000)	3.84	(825,000)	2.72
Balance, end of year	6,123,334	2.32	7,098,334	2.37

Disclosure of outstanding options to acquire common shares [Table Text Block]
	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
	Number	Average	Average	Number	Average
	Outstanding	Remaining	Exercise	Outstanding	Exercise
Range of exercise Prices	as at Mar 31,	Contractual	Price	as at Mar 31,	Price
CAD$	2025	Life (years)	CAD$	2025	CAD$
$0.40 - $1.00	633,334	0.28	$0.55	633,334	$0.55
$1.01 - $4.00	4,465,000	2.75	$2.12	3,135,416	$2.37
$4.01 - $5.67	1,025,000	1.79	$4.27	1,025,000	$4.27
Totals	6,123,334	2.33	$2.32	4,793,750	$2.54
	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
	Number	Average	Average	Number	Average
	Outstanding	Remaining	Exercise	Outstanding	Exercise
Range of exercise Prices	as at Mar 31,	Contractual	Price	as at Mar 31,	Price
CAD$	2024	Life (years)	CAD$	2024	CAD$
$0.40 - $1.00	2,333,334	0.79	$0.48	2,333,334	$0.48
$1.01 - $4.00	3,025,000	2.52	$2.63	2,316,667	$2.81
$4.01 - $5.67	1,740,000	2.04	$4.46	1,740,000	$4.46
Totals	7,098,334	1.84	$2.37	6,390,001	$2.41

Triera Biosciences Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of stock option and share-based payment activity [Table Text Block]
	Year ended		Year ended
	March 31, 2025		March 31, 2024
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
		$		$
Balance, beginning of year	195,000	1.00	-	-
Granted	5,000	1.00	195,000	1.00
Exercised	-	-	-	-
Expired	(10,000)	1.00	-	-
Balance, end of year	190,000	1.00	195,000	1.00

Disclosure of outstanding options to acquire common shares [Table Text Block]
	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
	Number	Average	Average	Number	Average
	Outstanding	Remaining	Exercise	Outstanding	Exercise
Range of exercise Prices	as at Mar 31,	Contractual	Price	as at Mar 31,	Price
CAD$	2025	Life (years)	CAD$	2025	CAD$
$0.00 - $1.00	200,000	3.22	$1.00	196,666	$1.00
	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
	Number	Average	Average	Number	Average
	Outstanding	Remaining	Exercise	Outstanding	Exercise
Range of exercise Prices	as at Mar 31,	Contractual	Price	as at Mar 31,	Price
CAD$	2024	Life (years)	CAD$	2024	CAD$
$0.00 - $1.00	195,000	4.25	$1.00	65,000	$1.00